ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
Accounts Payable	Accounts Payable

	As at December 31, 2025	As at December 31, 2024
Accounts payable	$646	$655
Accruals	905	673
Payroll accruals	308	285
	$1,859	$1,613